Financial instruments - Disclosure of analysis of age of trade accounts receivable (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 1,117,712,000	$ 1,152,880,000
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,120,772,000	1,155,799,000
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,005,651,000	1,034,795,000
Cost | Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	71,445,000	82,536,000
Cost | Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	18,352,000	17,630,000
Cost | Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	11,957,000	9,925,000
Cost | Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	13,367,000	10,913,000
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ (3,060,000)	$ (2,919,000)